General (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
General [Abstract]
Ordinary shares (in Shares)	30
Accumulated deficit	$ 145,299
Net losses	(4,625)	$ (5,097)
Cash flows from operating activities	$ 6,078